FINANCIAL INSTRUMENTS - Disclosure of detailed information about classification of financial instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Amortized cost:
Cash	$ 14,107	$ 4,555
Royalty, derivative royalty, and stream receivables	2,482	1,190
Other receivables	329	316
Fair value through profit or loss:
Derivative royalty asset	0	2,182	$ 4,034
Marketable securities	295	30
Total financial assets	17,213	8,273
Amortized cost:
Trade and other payables	5,394	1,286
Loans payable	13,725	10,585
Acquisition payables	2,928	0
Fair value through profit or loss:
Derivative loan liability	561	0
Total financial liabilities	$ 22,608	$ 11,871